Events after the reporting period	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Events after the reporting period
51 Events after the reporting period
On February 24, 2022, Russia invaded Ukraine, which caused a humanitarian crisis and is also impacting global financial markets and causing economic turbulence. At the date of this report the depth and length of this invasion
 is unknown, and the situation is changing rapidly from day to day.
Aegon is closely monitoring the financial markets and economic turbulence that has arisen as a consequence of the situation and the related international sanctions, and its impact on Aegon. The most significant risks Aegon faces are related to financial markets, particularly from volatility in credit, equity and interest rates. The notes to Aegon’s financial statements include elaborate descriptions and related financial market sensitivities. Aegon is actively managing its risks and capital position to maintain a robust balance sheet, as the Company navigates through the uncertainty created by the current geopolitical situation. The Company is on high alert status to help ensure the safety and well-being of its staff, as well as its capability to support its customers, while maintaining our financial and operational resilience.
Aegon has no direct operations in Russia and Ukraine. Aegon’s direct investment exposure in the company’s general account portfolio to Russia and Ukraine is to mainly corporates and amounts to approximately EUR 27 million and EUR 42 million respectively, based on the book value as per March 3, 2022.
The combined exposure to Russia and Ukraine on investments for account of policyholders with guarantees amounts to approximately EUR 38 million.

Aegon N.V [member]
Statement [LineItems]
Events after the reporting period
22 Events after the reporting period
On February 24, 2022, Russia invaded Ukraine, which caused a humanitarian crisis and is also impacting global financial markets and causing economic turbulence. At the date of this report the depth and length of this inva
sion
 is unknown, and the situation is changing rapidly from day to day.
Aegon is closely monitoring the financial markets and economic turbulence that has arisen as a consequence of the situation and the related international sanctions, and its impact on Aegon. The most significant risks Aegon faces are related to financial markets, particularly from volatility in credit, equity and interest rates. The notes to Aegon’s financial statements include elaborate descriptions and related financial market sensitivities. Aegon is actively managing its risks and capital position to maintain a robust balance sheet, as the Company navigates through the uncertainty created by the current geopolitical situation. The Company is on high alert status to help ensure the safety and well-being of its staff, as well as its capability to support its customers, while maintaining our financial and operational resilience.
Aegon has no direct operations in Russia and Ukraine. Aegon’s direct investment exposure in the company’s general account portfolio to Russia and Ukraine is to mainly corporates and amounts to approximately EUR 27 million and EUR
42
 million respectively
, based on the book value as per March 3, 2022.
The combined exposure to Russia and Ukraine on investments for account of policyholders with guarantees amounts to approximately EUR
38
million.